Property, Plant and Equipment Forum Energy Plc (Forum Energy PLC)	12 Months Ended
Dec. 31, 2011
Forum Energy PLC
Property, Plant and Equipment

9	PROPERTY, PLANT AND EQUIPMENT

		Transport	Furniture,	Tools
	Oil and gas	and motor	fixtures	and other	Group
	costs	equipment	and fittings	equipment	Total
	US$’000	US$’000	US$’000	US$’000	US$’000

Cost
At 1 January 2011	7,907	98	206	116	8,327
Additions	6,923	2	9	–	6,934
Disposals	–	(11)	–	–	(11)
At 31 December 2011	14,830	89	215	116	15,250

Depreciation
At 1 January 2011	4,327	20	191	116	4,654
Charge for the year	4,692	19	7	–	4,718
Disposals	–	(10)	–	–	(10)
At 31 December 2011	9,019	29	198	116	9,362

Cost
At 1 January 2010	6,011	74	196	116	6,397
Additions	1,896	95	10	–	2,001
Disposals	–	(71)	–	–	(71)
At 31 December 2010	7,907	98	206	116	8,327

Depreciation
At 1 January 2010	1,912	28	177	112	2,229
Charge for the year	2,415	21	14	4	2,454
Disposals	–	(29)	–	–	(29)
At 31 December 2010	4,327	20	191	116	4,654

Net book value
At 31 December 2011	5,811	60	17	–	5,888
At 31 December 2010	3,580	78	15	–	3,673
At 31 December 2009	4,099	46	19	4	4,168